Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Management Fee			1.85%		1.85%
Offering expenses percentage	1.00%		1.00%		1.00%
Operating expenses percentage	0.15%		0.15%		0.15%
Incentive fees			25.00%		25.00%
Maximum cumulative selling commission percentage	10.00%		10.00%		10.00%
SERIES A
Related Party Transaction [Line Items]
Incentive fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
General partners ownership in capital account units issued percentage for Series A and B	2.27%		2.27%		1.60%
Rebated selling Commission amounted					$ 555,389
SERIES B
Related Party Transaction [Line Items]
Incentive fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
General partners ownership in capital account units issued percentage for Series A and B	2.97%		2.97%		2.18%
Rebated selling Commission amounted					643,905
Superfund Capital Management
Related Party Transaction [Line Items]
Selling commissions percentage	4.00%		4.00%		4.00%
Combined value	1,149,436.07		1,149,436.07		1,245,854
Losses allocation	62,617.44		62,617.44		297,773
Superfund Capital Management | SERIES A
Related Party Transaction [Line Items]
General partners ownership in capital account units issued For Series A and B	386.799		386.799		386.799
Rebated selling Commission amounted					$ 70.03
Units purchased					4.511
Superfund Capital Management | SERIES B
Related Party Transaction [Line Items]
General partners ownership in capital account units issued For Series A and B	540.170		540.170		532.732